Post-employment Benefits - Changes in net post-employment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment pension plans.
Beginning of year	$ 520,473	$ 407,179
Net periodic cost	158,905	(53,344)
Remeasurement adjustments	284,657	282,520
Benefits paid	(247,940)	(115,882)
End of year	716,095	520,473
Pensions
Post-employment pension plans.
Beginning of year	684,733
Net periodic cost	118,553
Remeasurement adjustments	84,929	181,161
Benefits paid	(154,921)
End of year	733,294	684,733
Seniority Premiums
Post-employment pension plans.
Beginning of year	(164,260)
Net periodic cost	40,352
Remeasurement adjustments	199,728	101,359
Benefits paid	(93,019)
End of year	$ (17,199)	$ (164,260)